Goodwill and Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible assets acquired	¥ 107,410
Acquired finite lived intangible assets subject to amortization	107,410
Software impairment charge	6,165
Aggregate amortization expense for intangible assets	¥ 135,664	¥ 122,787	¥ 104,272